STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Income:
Royalty income	$ 135,006	$ 199,435	$ 398,427
Operating Expenses:
Professional fees	12,399	28,740	30,687
Office and sundry	389	799	632
Consulting fees	115,562	180,097	140,806
Transfer agent fees	2,527	2,374	552
Accretion expense	0	0	16,308
Oil & gas properties expense	25,907	22,689	22,263
Total operating expenses	156,784	234,699	211,248
Other income (expense):
Interest income	5,093	4,861	1,799
Other income	33,633	724	143,950
Amortization of debt discount	0	0	(51,000)
Interest expense	(509)	(618)	(2,903)
Foreign exchange gain (loss)	(4,329)	4,702	3,380
Change in fair value of derivative liability	(875)	(683)	195,252
Total other income (expense)	33,013	8,987	290,478
Net income (loss)	11,235	(26,277)	477,657
Other comprehensive income (loss)
Foreign currency translation adjustment	(1,838)	(769)	2,353
Comprehensive income (loss)	$ 9,397	$ (27,046)	$ 480,010
Earnings per common share (Note 3)
Basic	$ 0.00	$ (0.00)	$ 0.02
Diluted	$ 0.00	$ (0.00)	$ 0.02
Weighted average number of shares outstanding:
Basic	20,085,119	20,085,119	20,085,119
Diluted	20,085,119	20,085,119	20,085,119